Income Taxes	12 Months Ended
Dec. 30, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
Income Taxes
The provision for taxes on income consists of:

(Dollars in Millions)	2012	2011	2010
Currently payable:
U.S. taxes	$2,023	2,392	2,063
International taxes	1,277	1,133	1,194
Total currently payable	3,300	3,525	3,257
Deferred:
U.S. taxes	(120)	(690)	(4)
International taxes	81	(146)	360
Total deferred	(39)	(836)	356
Provision for taxes on income	$3,261	2,689	3,613

A comparison of income tax expense at the U.S. statutory rate of 35% in 2012, 2011 and 2010, to the Company’s effective tax rate is as follows:

(Dollars in Millions)	2012	2011	2010
U.S.	$4,664	3,634	6,392
International	9,111	8,727	10,555
Earnings before taxes on income:	$13,775	12,361	16,947
Tax rates:
U.S. statutory rate	35.0%	35.0	35.0
International operations excluding Ireland	(9.8)	(14.0)	(7.5)
Ireland and Puerto Rico operations	(3.9)	(1.8)	(5.1)
Research and orphan drug tax credits	—	(0.8)	(0.6)
U.S. state and local	1.3	2.1	1.0
U.S. manufacturing deduction	(0.9)	(0.8)	(0.5)
U.S. tax on international income	1.1	(0.4)	(0.6)
All other(1)	0.9	2.5	(0.4)
Effective tax rate	23.7%	21.8	21.3

(1) Includes U.S. expenses not fully tax deductible primarily related to litigation expense.
The increase in the 2012 effective tax rate as compared to 2011 was due to lower tax benefits on the impairment of in-process research and development intangible assets in low tax jurisdictions, increases in taxable income in higher tax jurisdictions relative to lower tax jurisdictions and the exclusion of the benefit of the U.S. Research & Development (R&D) tax credit and the CFC look-through provisions from the 2012 fiscal year financial results. The R&D tax credit and the CFC look-through provisions were enacted into law in 2013 and were retroactive to January 1, 2012. The entire benefit of the R&D tax credit and the CFC look-through provisions will be reflected in the 2013 fiscal year financial results. The increase in the 2011 tax rate as compared to 2010 was primarily due to certain U.S. expenses which are not fully tax deductible and higher U.S. state taxes partially offset by increases in taxable income in lower tax jurisdictions relative to higher tax jurisdictions.

Temporary differences and carryforwards for 2012 and 2011 were as follows:

	2012 Deferred Tax		2011 Deferred Tax
(Dollars in Millions)	Asset	Liability	Asset	Liability
Employee related obligations	$3,343		3,028
Stock based compensation	1,199		1,358
Depreciation		(933)		(865)
Non-deductible intangibles		(6,261)		(2,997)
International R&D capitalized for tax	1,599		1,509
Reserves & liabilities	1,908		1,527
Income reported for tax purposes	726		903
Net operating loss carryforward international	1,117		1,183
Miscellaneous international	1,291	(371)	1,261	(422)
Miscellaneous U.S.	915		817
Total deferred income taxes	$12,098	(7,565)	11,586	(4,284)

The difference between the net deferred tax on income per the balance sheet and the net deferred tax above is included in taxes on income on the balance sheet. The Company has wholly-owned international subsidiaries that have cumulative net losses. The Company believes that it is more likely than not that these subsidiaries will realize future taxable income sufficient to utilize these deferred tax assets.
The following table summarizes the activity related to unrecognized tax benefits:

(Dollars in Millions)	2012	2011	2010
Beginning of year	$2,699	2,307	2,403
Increases related to current year tax positions	538	402	465
Increases related to prior period tax positions	57	87	68
Decreases related to prior period tax positions	(41)	(77)	(431)
Settlements	(120)	(16)	(186)
Lapse of statute of limitations	(79)	(4)	(12)
End of year	$3,054	2,699	2,307

The unrecognized tax benefits of $3.1 billion at December 30, 2012, if recognized, would affect the Company’s annual effective tax rate. The Company conducts business and files tax returns in numerous countries and currently has tax audits in progress with a number of tax authorities. The U.S. Internal Revenue Service (IRS) has completed its audit for the tax years through 2005; however, there are a limited number of issues remaining open for prior tax years going back to 1999. In other major jurisdictions where the Company conducts business, the years remain open generally back to the year 2003. The Company believes it is possible that audits may be completed by tax authorities in some jurisdictions over the next twelve months.  However, the Company is not able to provide a reasonably reliable estimate of the timing of any other future tax payments relating to uncertain tax positions.
The Company classifies liabilities for unrecognized tax benefits and related interest and penalties as long-term liabilities. Interest expense and penalties related to unrecognized tax benefits are classified as income tax expense. The Company recognized after tax interest of $41 million expense, $47 million expense and $34 million income in 2012, 2011 and 2010, respectively. The total amount of accrued interest was $422 million and $350 million in 2012 and 2011, respectively.